PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments And Other Current Assets
SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets as of December 31, 2022 and 2023 consisted of the following:

	December 31,
	2022	2023
	RMB	RMB
Advance to suppliers	60,721	44,277
Deposits	11,417	13,452
Staff advances	902	967
Deductible input VAT	25,975	39,999
Receivables from third party payment platforms	1,387	1,594
Others	7,727	9,166
Prepayments and Other Current Assets	108,129	109,455